Valuation and Qualifying Accounts and Reserves (Valuation and Qualifying Accounts and Reserves) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 392	¥ 1,932	¥ 9
Acquisitions		0	0	3,049
Addition: Charged to costs and expenses		0	0	0
Deduction		(237)	(1,474)	(1,230)
Translation adjustment		1	(66)	104
Balance at end of period		156	392	1,932
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period			0	9
Acquisitions				0
Addition: Charged to costs and expenses				0
Deduction				(9)
Translation adjustment				0
Balance at end of period				0
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		392	1,932	0
Acquisitions		0	0	3,049
Addition: Charged to costs and expenses		0	0	0
Deduction		(237)	(1,474)	(1,221)
Translation adjustment		1	(66)	104
Balance at end of period		156	392	1,932
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		50,515	30,570	18,831
Acquisitions		419	22,563	13,182
Addition: Charged to costs and expenses		2,936	9,591	3,300
Deduction	[1]	(4,622)	(9,944)	(4,792)
Other	[2]	(6,028)	(2,265)	49
Balance at end of period		¥ 43,220	¥ 50,515	¥ 30,570

[1]	The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
[2]	The amount of other includes translation adjustment, the effect of changes in statutory tax rate and the effect of the amendment to tax loss carryforward rules.